SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES – Schedule H, Part IV, Line 4i	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
Form 5500, Schedule H, Part IV, Line 4i

The Eaton Puerto Rico Retirement Savings Plan

EIN 98-1098668
Plan Number 002

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue,	Description of Investment Including
	Borrower, Lessor,	Maturity Date, Rate of Interest,		Current
	or Similar Party	Collateral, Par or Maturity Value	Cost	Value

	Vanguard Retirement Savings Trust II	Stable Value Funds/Common Collective Trusts	N/A	$33,387,218
*	Eaton Shares Fund	Company Stock Fund	N/A	25,628,450
	Vanguard Institutional 500 Index Trust	Stable Value Funds/Common Collective Trusts	N/A	13,831,045
	Vanguard Balanced Index Fund	Registered Investment Companies	N/A	6,014,266
	Vanguard Developed Markets Index Fund	Registered Investment Companies	N/A	2,862,742
*	Participant Loans	4%; various maturity dates	N/A	17,541

				$81,741,262
*	Party-in-interest to the Plan.